Quarterly Holdings Report
for
Fidelity® Series Small Cap Core Fund
July 31, 2023
SCC-NPRT1-0923
1.9906194.100
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	1,373	84,083
Entertainment - 0.6%
IMAX Corp. (a)	9,988	183,879
Interactive Media & Services - 1.1%
IAC, Inc. (a)	2,039	141,914
QuinStreet, Inc. (a)	7,670	68,110
Ziff Davis, Inc. (a)	2,047	148,448
		358,472
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)	8,344	125,744
TOTAL COMMUNICATION SERVICES		752,178
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 1.0%
Adient PLC (a)	4,699	199,989
Fox Factory Holding Corp. (a)	1,181	132,154
		332,143
Diversified Consumer Services - 2.8%
Adtalem Global Education, Inc. (a)	4,118	178,062
European Wax Center, Inc. (a)	8,684	168,209
Grand Canyon Education, Inc. (a)	1,491	161,848
Laureate Education, Inc. Class A	19,835	254,285
OneSpaWorld Holdings Ltd. (a)	12,889	165,559
		927,963
Hotels, Restaurants & Leisure - 1.6%
Bowlero Corp. Class A (a)	9,599	116,436
El Pollo Loco Holdings, Inc.	5,802	61,791
Everi Holdings, Inc. (a)	10,267	152,362
NeoGames SA (a)	3,221	87,740
Noodles & Co. (a)	13,942	50,888
Red Rock Resorts, Inc.	1,306	63,341
		532,558
Household Durables - 0.6%
TopBuild Corp. (a)	706	193,395
Leisure Products - 0.5%
Brunswick Corp.	1,913	165,111
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	3,035	181,463
Camping World Holdings, Inc.	4,107	131,547
Dick's Sporting Goods, Inc.	1,171	165,111
Lithia Motors, Inc. Class A (sub. vtg.)	449	139,428
Murphy U.S.A., Inc.	430	132,023
		749,572
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	3,386	124,977
Crocs, Inc. (a)	937	101,524
Deckers Outdoor Corp. (a)	48	26,097
Rocky Brands, Inc.	4,994	100,479
		353,077
TOTAL CONSUMER DISCRETIONARY		3,253,819
CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Primo Water Corp.	8,048	114,040
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co. (a)	4,183	249,976
Sprouts Farmers Market LLC (a)	5,093	199,900
		449,876
Food Products - 1.5%
Hostess Brands, Inc. Class A (a)	5,930	142,557
Sovos Brands, Inc. (a)	4,712	83,874
SunOpta, Inc. (a)	8,936	59,246
TreeHouse Foods, Inc. (a)	3,827	197,511
		483,188
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	1,823	142,941
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	4,674	168,030
TOTAL CONSUMER STAPLES		1,358,075
ENERGY - 6.8%
Energy Equipment & Services - 3.0%
Cactus, Inc.	5,206	264,361
Nextier Oilfield Solutions, Inc. (a)	11,573	137,950
Oceaneering International, Inc. (a)	13,284	298,226
TechnipFMC PLC	15,930	292,156
		992,693
Oil, Gas & Consumable Fuels - 3.8%
California Resources Corp.	2,772	147,886
Chord Energy Corp.	1,844	289,213
Denbury, Inc. (a)	753	66,196
Golar LNG Ltd.	5,160	124,459
National Energy Services Reunited Corp. (a)	2,183	7,095
Northern Oil & Gas, Inc.	4,218	166,063
Range Resources Corp.	6,544	205,678
Sitio Royalties Corp.	9,195	251,391
		1,257,981
TOTAL ENERGY		2,250,674
FINANCIALS - 17.4%
Banks - 10.0%
BankUnited, Inc.	7,598	226,724
Bridgewater Bancshares, Inc. (a)	8,923	95,565
Byline Bancorp, Inc.	4,959	108,850
Cadence Bank	11,705	293,210
Camden National Corp.	4,119	142,435
ConnectOne Bancorp, Inc.	3,710	75,944
East West Bancorp, Inc.	1,656	103,020
First Foundation, Inc.	1,439	10,519
First Interstate Bancsystem, Inc.	6,956	199,846
FNB Corp., Pennsylvania	22,570	288,670
Hanmi Financial Corp.	9,965	189,335
Independent Bank Corp.	5,196	107,349
International Bancshares Corp.	2,154	106,925
Orrstown Financial Services, Inc.	3,739	87,493
Popular, Inc.	1,692	122,755
United Community Bank, Inc.	6,997	203,403
Univest Corp. of Pennsylvania	10,995	214,403
Webster Financial Corp.	6,315	298,826
Western Alliance Bancorp.	3,006	156,162
Wintrust Financial Corp.	2,875	242,535
		3,273,969
Capital Markets - 1.7%
Patria Investments Ltd.	2,554	38,872
Perella Weinberg Partners Class A	22,687	224,148
Piper Jaffray Companies	828	121,186
PJT Partners, Inc.	1,290	102,310
Virtus Investment Partners, Inc.	418	85,995
		572,511
Consumer Finance - 1.1%
FirstCash Holdings, Inc.	3,965	377,787
Financial Services - 2.0%
Essent Group Ltd.	5,647	280,091
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	320	51,440
Flywire Corp. (a)	2,981	101,771
NMI Holdings, Inc. (a)	8,651	231,068
		664,370
Insurance - 1.6%
BRP Group, Inc. (a)	4,995	124,425
Reinsurance Group of America, Inc.	1,384	194,244
White Mountains Insurance Group Ltd.	136	210,395
		529,064
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	16,989	173,118
Redwood Trust, Inc.	19,101	143,831
		316,949
TOTAL FINANCIALS		5,734,650
HEALTH CARE - 15.5%
Biotechnology - 5.6%
Argenx SE ADR (a)	488	246,186
Avid Bioservices, Inc. (a)	2,946	37,296
Blueprint Medicines Corp. (a)	3,247	214,302
Celldex Therapeutics, Inc. (a)	3,865	136,666
Cerevel Therapeutics Holdings (a)	1,604	49,066
Cytokinetics, Inc. (a)	4,263	142,171
Day One Biopharmaceuticals, Inc. (a)	6,592	87,278
Krystal Biotech, Inc. (a)	1,011	130,520
Mineralys Therapeutics, Inc.	1,406	19,867
Natera, Inc. (a)	2,450	110,789
Prelude Therapeutics, Inc. (a)	11,506	44,988
PTC Therapeutics, Inc. (a)	4,123	166,322
RAPT Therapeutics, Inc. (a)	5,041	120,480
Repare Therapeutics, Inc. (a)	6,745	62,054
Stoke Therapeutics, Inc. (a)	5,590	37,118
Vaxcyte, Inc. (a)	3,325	159,800
Verve Therapeutics, Inc. (a)	4,348	89,091
		1,853,994
Health Care Equipment & Supplies - 2.6%
Axonics Modulation Technologies, Inc. (a)	3,254	196,444
Envista Holdings Corp. (a)	2,854	98,206
Haemonetics Corp. (a)	2,025	186,786
Merit Medical Systems, Inc. (a)	1,378	102,895
Tactile Systems Technology, Inc. (a)	3,240	74,228
TransMedics Group, Inc. (a)	1,998	186,174
ViewRay, Inc. (a)	34,227	791
		845,524
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)	2,437	192,596
Addus HomeCare Corp. (a)	764	69,959
HealthEquity, Inc. (a)	2,817	191,387
LifeStance Health Group, Inc. (a)	18,001	169,029
Option Care Health, Inc. (a)	1,307	44,150
Privia Health Group, Inc. (a)	3,686	102,913
Surgery Partners, Inc. (a)	3,086	119,212
Tenet Healthcare Corp. (a)	2,066	154,392
The Ensign Group, Inc.	928	89,895
		1,133,533
Health Care Technology - 0.8%
Evolent Health, Inc. (a)	5,148	156,448
Phreesia, Inc. (a)	3,811	120,885
		277,333
Life Sciences Tools & Services - 1.4%
Bruker Corp.	2,261	155,376
Pacific Biosciences of California, Inc. (a)	9,895	130,713
Quanterix Corp. (a)	5,745	142,706
Syneos Health, Inc. (a)	882	37,406
		466,201
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	5,019	124,070
Axsome Therapeutics, Inc. (a)	1,465	114,959
DICE Therapeutics, Inc. (a)	1,597	75,059
Ventyx Biosciences, Inc. (a)	2,975	110,224
Verona Pharma PLC ADR (a)	3,804	84,030
		508,342
TOTAL HEALTH CARE		5,084,927
INDUSTRIALS - 16.1%
Aerospace & Defense - 1.2%
AerSale Corp. (a)	4,447	66,749
Cadre Holdings, Inc.	7,472	173,873
Kratos Defense & Security Solutions, Inc. (a)	5,747	86,722
V2X, Inc. (a)	1,024	52,695
		380,039
Building Products - 0.7%
Builders FirstSource, Inc. (a)	1,613	232,966
Commercial Services & Supplies - 1.9%
Casella Waste Systems, Inc. Class A (a)	838	67,618
Montrose Environmental Group, Inc. (a)	3,168	128,209
The Brink's Co.	4,831	352,470
The GEO Group, Inc. (a)	11,746	87,743
		636,040
Construction & Engineering - 1.1%
Bowman Consulting Group Ltd. (a)	962	33,333
Dycom Industries, Inc. (a)	1,745	173,767
EMCOR Group, Inc.	786	169,021
		376,121
Electrical Equipment - 1.0%
Atkore, Inc. (a)	962	152,641
Shoals Technologies Group, Inc. (a)	6,742	175,022
		327,663
Ground Transportation - 0.8%
Saia, Inc. (a)	604	255,577
Machinery - 4.1%
Columbus McKinnon Corp. (NY Shares)	5,392	228,297
Crane Co.	2,201	206,212
Crane Nxt Co.	2,083	123,209
Federal Signal Corp.	5,752	351,390
ITT, Inc.	2,454	244,418
John Bean Technologies Corp.	1,436	177,504
		1,331,030
Passenger Airlines - 0.4%
Sun Country Airlines Holdings, Inc. (a)	5,987	129,080
Professional Services - 3.9%
ASGN, Inc. (a)	3,455	263,686
CRA International, Inc.	1,982	198,378
ExlService Holdings, Inc. (a)	779	109,800
ICF International, Inc.	2,413	283,745
Maximus, Inc.	3,315	277,664
WNS Holdings Ltd. sponsored ADR (a)	2,088	144,302
		1,277,575
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	2,344	339,857
TOTAL INDUSTRIALS		5,285,948
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	2,032	106,396
Electronic Equipment, Instruments & Components - 2.3%
Advanced Energy Industries, Inc.	1,847	231,207
Coherent Corp. (a)	4,068	192,660
Napco Security Technologies, Inc.	3,030	113,564
TTM Technologies, Inc. (a)	13,883	199,360
		736,791
IT Services - 0.6%
Digitalocean Holdings, Inc. (a)	1,008	49,916
Perficient, Inc. (a)	2,463	157,115
		207,031
Semiconductors & Semiconductor Equipment - 5.2%
Cirrus Logic, Inc. (a)	1,692	136,714
Diodes, Inc. (a)	2,379	224,792
Ichor Holdings Ltd. (a)	2,991	115,812
Impinj, Inc. (a)	349	23,250
MACOM Technology Solutions Holdings, Inc. (a)	3,882	271,429
Nova Ltd. (a)	1,326	164,344
Onto Innovation, Inc. (a)	2,237	278,104
SiTime Corp. (a)	1,314	169,519
SMART Global Holdings, Inc. (a)	7,646	203,384
Synaptics, Inc. (a)	1,320	119,209
		1,706,557
Software - 4.1%
BlackLine, Inc. (a)	2,327	135,152
New Relic, Inc. (a)	3,335	280,073
Qualys, Inc. (a)	1,456	202,093
Telos Corp. (a)	7,421	18,627
Tenable Holdings, Inc. (a)	6,669	324,514
Varonis Systems, Inc. (a)	6,372	182,876
Workiva, Inc. (a)	1,869	196,787
		1,340,122
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	6,699	159,704
Pure Storage, Inc. Class A (a)	2,177	80,527
		240,231
TOTAL INFORMATION TECHNOLOGY		4,337,128
MATERIALS - 5.6%
Chemicals - 3.0%
Element Solutions, Inc.	10,083	211,340
Methanex Corp.	2,796	125,932
Olin Corp.	3,324	191,728
Quaker Houghton	1,168	234,044
The Chemours Co. LLC	3,315	122,589
Tronox Holdings PLC	8,156	108,393
		994,026
Construction Materials - 1.2%
Eagle Materials, Inc.	829	152,843
Summit Materials, Inc.	6,321	228,694
		381,537
Metals & Mining - 1.0%
ATI, Inc. (a)	3,694	176,130
Constellium NV (a)	7,809	149,074
		325,204
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	1,777	135,283
TOTAL MATERIALS		1,836,050
REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Apple Hospitality (REIT), Inc.	9,195	142,523
Armada Hoffler Properties, Inc.	10,854	134,807
Four Corners Property Trust, Inc.	6,860	180,418
LXP Industrial Trust (REIT)	22,916	230,764
Outfront Media, Inc.	5,653	87,395
Plymouth Industrial REIT, Inc.	8,140	185,348
Postal Realty Trust, Inc.	5,208	78,485
RLJ Lodging Trust	17,542	180,683
Ryman Hospitality Properties, Inc.	1,494	142,363
Spirit Realty Capital, Inc.	3,207	129,338
Urban Edge Properties	10,528	179,081
		1,671,205
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	13,125	129,019
Jones Lang LaSalle, Inc. (a)	923	153,726
		282,745
TOTAL REAL ESTATE		1,953,950
UTILITIES - 2.4%
Electric Utilities - 0.9%
Allete, Inc.	3,329	191,184
IDACORP, Inc.	1,159	119,168
		310,352
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	2,574	120,257
New Jersey Resources Corp.	4,438	198,379
		318,636
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.	4,786	149,180
TOTAL UTILITIES		778,168
TOTAL COMMON STOCKS (Cost $29,626,770)		32,625,567

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (b) (Cost $322,235)	322,171	322,235

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $29,949,005)	32,947,802
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(57,141)
NET ASSETS - 100.0%	32,890,661

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	37,469	26,685,579	26,400,813	7,622	-	-	322,235	0.0%
Total	37,469	26,685,579	26,400,813	7,622	-	-	322,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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